AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Total plan employee costs

	On December 31, 2012, the Company had four stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2012	2011		2010
		$	$		$
	Compensation cost recognized	66	54	(1)	59

(1)	Excluded $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe during 2011 (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 8,528,097 (2011: 10,075,485).

Time Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	A summary of the salient features of the time related options is presented below:

		2012	2011		2010

	Total intrinsic value of options outstanding at period end (R millions)	-	-		-	(1)
	Intrinsic value of options exercised (R millions)	-	-	(1)	5
	Weighted average remaining contractual term (years)	-	-		1

(1)	Less than R1 million.

Performance Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The weighted average of all options outstanding as at December 31, 2012, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	16		194	1.83
212 – 300	77		226	1.83
	93	(1)	220	1.83

(1)Represents performance related options outstanding.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]

A summary of the salient features of the performance related options is presented below:

	2012	2011	2010

Total intrinsic value of options outstanding at period end (R millions)	4	19	33
Intrinsic value of options exercised (R millions)	3	17	17
Weighted average remaining contractual term (years)	2	2	3

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2012	171	232
Exercised	(47)	224
Forfeited (terminations)	(31)	295

Outstanding at December 31, 2012	93	220

Exercisable at December 31, 2012	93	220

Bonus Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of the salient features of the BSP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	566	627	508
Intrinsic value of awards exercised (R millions)	163	153	146
Weighted average remaining contractual term (years)	6	6	7

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (R per share)	328.59	340.00	280.90	293.99
Vesting date (40%)	February 21, 2013	February 21, 2012	February 24, 2011	February 18, 2010
Vesting date (60%)	February 21, 2014	February 21, 2013	February 24, 2012	February 18, 2011
Vesting date (conditional 20%)	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,825
Granted	993
Exercised	(558)
Forfeited (terminations)	(104)
Outstanding at December 31, 2012	2,156
Exercisable at December 31, 2012	881

BSP awards are issued with no exercise price.

Long Term Incentive Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]

A summary of the salient features of the LTIP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	611	681	522
Intrinsic value of awards exercised (R millions)	99	66	26
Weighted average remaining contractual term (years)	6	6	7

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (Rand per share)	328.59	340.00	280.90	293.99
Vesting date	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,982
Granted	983
Exercised	(340)
Forfeited (terminations)	(294)

Outstanding at December 31, 2012	2,331

Exercisable at December 31, 2012	251

LTIP awards are issued with no exercise price.

Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

Compensation expense related to BSP and LTIP awards recognized ($ millions)	58	42	45
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	43	27	23
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	41	112	142
Intrinsic value of awards exercised (R millions)	50	51	72
Weighted average remaining contractual term (years)	1	1	1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	327
Reallocated	10
Exercised	(172)
Forfeited (terminations)	(10)

Outstanding at December 31, 2012	155

Exercisable at December 31, 2012	-

E Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	2012	2011	2010

Compensation expense related to the ESOP scheme recognized ($ millions)	8	12	12
As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	3	9	8
Unrecognized compensation cost is expected to be recognized over the remaining scheme term (years)	1	3	3

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2012	2011	2010

	Total intrinsic value of options outstanding at period end (R millions) (1)	31	43	-
	Intrinsic value of options exercised (R millions)	21	6	-	(2)
	Weighted average remaining contractual term (years)	1	1	1

(1)	The options outstanding at December 31, 2010 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2012	1,533	315
Reallocated	32	313
Forfeited (terminations)	(32)	313
Converted	(615)	313

Outstanding at December 31, 2012	918	313

Exercisable at December 31, 2012	-	-

Ghana Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

		2012		2011		2010
		$		$		$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	-	(1)	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	-		1		2

(1)	Less than $1 million.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
Number of rights
(000)
Outstanding at January 1, 2012	24
Exercised	(24)
Forfeited (terminations)	(1)
Reallocated	1
Rights outstanding at December 31, 2012	-
Rights exercisable at December 31, 2012	-